JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Communication Services - 10.3%
Advertising - 0.1%
Omnicom Group, Inc.	554	$41,561
Trade Desk, Inc. - Class A (a)	1,388	69,789
		111,350
Broadcasting - 0.0%(b)
Fox Corp. - Class A	1,065	68,852

Cable & Satellite - 0.2%
Charter Communications, Inc. - Class A (a)	273	63,838
Comcast Corp. - Class A	12,389	344,848
		408,686
Integrated Telecommunication Services - 0.6%
AT&T, Inc.	23,930	592,268
Verizon Communications, Inc.	13,549	538,437
		1,130,705
Interactive Home Entertainment - 0.3%
Electronic Arts, Inc.	707	141,442
ROBLOX Corp. - Class A (a)	1,981	225,279
Take-Two Interactive Software, Inc. (a)	550	141,004
		507,725
Interactive Media & Services - 7.5%
Alphabet, Inc. - Class A	31,950	8,984,020
Alphabet, Inc. - Class C	3,065	863,778
Meta Platforms, Inc. - Class A	7,013	4,546,879
Pinterest, Inc. - Class A (a)	1,788	59,183
		14,453,860
Movies & Entertainment - 1.4%
Liberty Media Corp.-Liberty Formula One - Class C (a)	726	72,491
Live Nation Entertainment, Inc. (a)	457	68,335
Netflix, Inc. (a)	1,370	1,532,838
Spotify Technology SA (a)	468	306,690
Walt Disney Co.	5,781	651,056
Warner Bros Discovery, Inc. (a)	7,117	159,777
		2,791,187
Publishing - 0.0%(b)
News Corp. - Class A	1,589	42,108

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	1,453	305,203
Total Communication Services		19,819,676

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Consumer Discretionary - 10.1%
Apparel Retail - 0.4%
Burlington Stores, Inc. (a)	203	$55,539
Ross Stores, Inc.	1,007	160,032
TJX Cos., Inc.	3,465	485,585
		701,156
Apparel, Accessories & Luxury Goods - 0.0%(b)
Lululemon Athletica, Inc. (a)	369	62,929

Automobile Manufacturers - 2.3%
Ford Motor Co.	13,047	171,307
General Motors Co.	3,149	217,564
Rivian Automotive, Inc. - Class A (a)	2,491	33,803
Tesla, Inc. (a)	8,778	4,007,684
		4,430,358
Automotive Retail - 0.3%
AutoZone, Inc. (a)	52	191,070
Carvana Co. (a)	368	112,807
O'Reilly Automotive, Inc. (a)	2,727	257,538
		561,415
Broadline Retail - 4.0%
Amazon.com, Inc. (a)	31,236	7,628,456
eBay, Inc.	1,456	118,387
		7,746,843
Casinos & Gaming - 0.1%
DraftKings, Inc. - Class A (a)	1,470	44,967
Las Vegas Sands Corp.	1,123	66,650
		111,617
Computer & Electronics Retail - 0.0%(b)
Best Buy Co., Inc.	560	45,998

Consumer Electronics - 0.1%
Garmin Ltd.	511	109,323

Distributors - 0.0%(b)
Genuine Parts Co.	408	51,943

Education Services - 0.0%(b)
Duolingo, Inc. (a)	112	30,312

Footwear - 0.2%
Deckers Outdoor Corp. (a)	455	37,083
NIKE, Inc. - Class B	3,714	239,887
		276,970

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Home Improvement Retail - 0.8%
Home Depot, Inc.	3,112	$1,181,284
Lowe's Cos., Inc.	1,739	414,108
		1,595,392
Homebuilding - 0.2%
DR Horton, Inc.	819	122,097
Lennar Corp. - Class A	743	91,961
NVR, Inc. (a)	9	64,897
PulteGroup, Inc.	555	66,528
		345,483
Homefurnishing Retail - 0.0%(b)
Williams-Sonoma, Inc.	361	70,157

Hotels, Resorts & Cruise Lines - 0.8%
Airbnb, Inc. - Class A (a)	1,338	169,310
Booking Holdings, Inc.	103	523,007
Carnival Corp. (a)	4,026	116,070
Expedia Group, Inc.	345	75,900
Hilton Worldwide Holdings, Inc.	735	188,866
Marriott International, Inc. - Class A	767	199,865
Royal Caribbean Cruises Ltd.	789	226,309
		1,499,327
Other Specialty Retail - 0.1%
Tractor Supply Co.	1,576	85,277
Ulta Beauty, Inc. (a)	138	71,744
		157,021
Restaurants - 0.8%
Chipotle Mexican Grill, Inc. (a)	4,152	131,577
Darden Restaurants, Inc.	385	69,358
Domino's Pizza, Inc.	116	46,221
DoorDash, Inc. - Class A (a)	1,122	285,403
McDonald's Corp.	2,264	675,645
Starbucks Corp.	3,491	282,317
Yum! Brands, Inc.	841	116,235
		1,606,756
Total Consumer Discretionary		19,403,000

Consumer Staples - 4.6%
Agricultural Products & Services - 0.0%(b)
Archer-Daniels-Midland Co.	1,779	107,683

Consumer Staples Merchandise Retail - 1.8%
Costco Wholesale Corp.	1,604	1,461,966
Dollar General Corp.	676	66,694

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Consumer Staples Merchandise Retail - 1.8% (Continued)
Dollar Tree, Inc. (a)	670	$66,410
Target Corp.	1,405	130,272
Walmart, Inc.	16,460	1,665,423
		3,390,765
Distillers & Vintners - 0.0%(b)
Brown-Forman Corp. - Class B	1,175	31,995
Constellation Brands, Inc. - Class A	553	72,653
		104,648
Food Distributors - 0.1%
Sysco Corp.	1,771	131,550
US Foods Holding Corp. (a)	861	62,526
		194,076
Food Retail - 0.1%
Kroger Co.	2,577	163,975
Sprouts Farmers Market, Inc. (a)	369	29,136
		193,111
Household Products - 1.0%
Church & Dwight Co., Inc.	870	76,290
Clorox Co.	435	48,920
Colgate-Palmolive Co.	3,069	236,466
Kimberly-Clark Corp.	1,198	143,413
Procter & Gamble Co.	9,129	1,372,728
		1,877,817
Packaged Foods & Meats - 0.4%
Hershey Co.	505	85,663
Hormel Foods Corp.	1,059	22,864
Kellanova	1,293	107,396
Kraft Heinz Co.	4,490	111,038
McCormick & Co., Inc.	902	57,872
Mondelez International, Inc. - Class A	4,883	280,577
Tyson Foods, Inc. - Class A	1,048	53,878
		719,288
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	676	65,362
Kenvue, Inc.	7,051	101,323
		166,685
Soft Drinks & Non-alcoholic Beverages - 1.1%
Coca-Cola Co.	16,211	1,116,938
Keurig Dr Pepper, Inc.	4,688	127,326
Monster Beverage Corp. (a)	2,503	167,276
PepsiCo, Inc.	5,157	753,386
		2,164,926
Total Consumer Staples		8,918,999

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Energy - 2.8%
Integrated Oil & Gas - 1.5%
Chevron Corp.	7,018	$1,106,879
Exxon Mobil Corp.	14,807	1,693,329
Occidental Petroleum Corp.	3,211	132,293
		2,932,501
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	3,255	157,575
Halliburton Co.	3,005	80,654
Schlumberger NV	5,051	182,139
		420,368
Oil & Gas Exploration & Production - 0.4%
Coterra Energy, Inc.	2,481	58,701
Devon Energy Corp.	2,060	66,929
Diamondback Energy, Inc.	678	97,083
EOG Resources, Inc.	1,816	192,205
EQT Corp.	1,919	102,820
Expand Energy Corp.	690	71,284
Texas Pacific Land Corp.	59	55,659
		644,681
Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	1,046	203,876
Phillips 66	1,354	184,333
Valero Energy Corp.	1,075	182,277
		570,486
Oil & Gas Storage & Transportation - 0.4%
Cheniere Energy, Inc.	728	154,336
Kinder Morgan, Inc.	6,492	170,026
ONEOK, Inc.	2,078	139,226
Targa Resources Corp.	710	109,368
Williams Cos., Inc.	4,072	235,647
		808,603
Total Energy		5,376,639

Financials - 13.0%
Asset Management & Custody Banks - 1.0%
Ameriprise Financial, Inc.	274	124,059
Ares Management Corp. - Class A	613	91,159
Bank of New York Mellon Corp.	2,230	240,684
Blackrock, Inc.	471	510,003
Blackstone, Inc.	2,359	345,924
Carlyle Group, Inc.	765	40,790
KKR & Co., Inc.	2,135	252,635
Northern Trust Corp.	535	68,838

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Asset Management & Custody Banks - 1.0% (Continued)
State Street Corp.	860	$99,468
T Rowe Price Group, Inc.	676	69,310
		1,842,870
Consumer Finance - 0.8%
American Express Co.	2,304	831,122
Capital One Financial Corp.	2,127	467,919
SoFi Technologies, Inc. (a)	4,049	120,174
Synchrony Financial	1,157	86,058
		1,505,273
Diversified Banks - 3.3%
Bank of America Corp.	24,419	1,305,196
Citigroup, Inc.	6,343	642,102
Fifth Third Bancorp	2,026	84,322
First Citizens BancShares, Inc. - Class A	32	58,394
JPMorgan Chase & Co.	9,207	2,864,482
KeyCorp	3,494	61,459
PNC Financial Services Group, Inc.	1,247	227,640
US Bancorp	4,694	219,116
Wells Fargo & Co.	10,193	886,485
		6,349,196
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	1,340	166,575
Corebridge Financial, Inc.	1,105	35,979
		202,554
Financial Exchanges & Data - 1.0%
Cboe Global Markets, Inc.	304	74,675
CME Group, Inc.	1,131	300,269
Coinbase Global, Inc. - Class A (a)	630	216,581
FactSet Research Systems, Inc.	127	33,884
Intercontinental Exchange, Inc.	1,795	262,590
Moody's Corp.	583	280,015
MSCI, Inc.	231	135,955
Nasdaq, Inc.	1,456	124,473
S&P Global, Inc.	965	470,158
Tradeweb Markets, Inc. - Class A	375	39,521
		1,938,121
Insurance Brokers - 0.5%
Aon PLC - Class A	672	228,937
Arthur J Gallagher & Co.	808	201,588
Brown & Brown, Inc.	722	57,572
Marsh & McLennan Cos., Inc.	1,571	279,874
Willis Towers Watson PLC	322	100,818
		868,789

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Investment Banking & Brokerage - 1.3%
Charles Schwab Corp.	5,524	$522,129
Goldman Sachs Group, Inc.	961	758,585
Interactive Brokers Group, Inc. - Class A	1,293	90,975
LPL Financial Holdings, Inc.	252	95,082
Morgan Stanley	3,894	638,616
Raymond James Financial, Inc.	530	84,095
Robinhood Markets, Inc. - Class A (a)	2,228	327,026
		2,516,508
Life & Health Insurance - 0.2%
Aflac, Inc.	1,482	158,855
MetLife, Inc.	1,683	134,337
Principal Financial Group, Inc.	691	58,072
Prudential Financial, Inc.	1,078	112,112
		463,376
Multi-Sector Holdings - 1.5%
Berkshire Hathaway, Inc. - Class B (a)	5,989	2,859,987

Property & Casualty Insurance - 0.9%
Allstate Corp.	785	150,343
American International Group, Inc.	1,845	145,681
Arch Capital Group Ltd.	1,100	94,941
Chubb Ltd.	1,230	340,636
Cincinnati Financial Corp.	444	68,638
Erie Indemnity Co. - Class A	59	17,266
Hartford Insurance Group, Inc.	834	103,566
Loews Corp.	495	49,282
Markel Group, Inc. (a)	36	71,083
Progressive Corp.	1,787	368,122
Travelers Cos., Inc.	696	186,960
W R Berkley Corp.	1,069	76,263
		1,672,781
Regional Banks - 0.2%
Citizens Financial Group, Inc.	1,348	68,573
Huntington Bancshares, Inc.	4,468	68,986
M&T Bank Corp.	467	85,867
Regions Financial Corp.	2,782	67,325
Truist Financial Corp.	4,053	180,885
		471,636
Reinsurance - 0.0%(b)
Everest Group Ltd.	123	38,686

Transaction & Payment Processing Services - 2.2%
Affirm Holdings, Inc. (a)	790	56,785

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 2.2% (Continued)
Block, Inc. (a)	1,693	$128,567
Corpay, Inc. (a)	198	51,549
Fidelity National Information Services, Inc.	1,695	105,971
Fiserv, Inc. (a)	1,771	118,108
Global Payments, Inc.	742	57,698
Mastercard, Inc. - Class A	2,729	1,506,381
PayPal Holdings, Inc. (a)	3,054	211,551
Toast, Inc. - Class A (a)	1,373	49,620
Visa, Inc. - Class A	5,685	1,937,107
		4,223,337
Total Financials		24,953,114

Health Care - 9.0%
Biotechnology - 1.7%
AbbVie, Inc.	5,866	1,279,023
Alnylam Pharmaceuticals, Inc. (a)	416	189,713
Amgen, Inc.	1,708	509,718
Biogen, Inc. (a)	436	67,262
Gilead Sciences, Inc.	4,110	492,337
Incyte Corp. (a)	545	50,946
Natera, Inc. (a)	393	78,179
Regeneron Pharmaceuticals, Inc.	354	230,737
Vertex Pharmaceuticals, Inc. (a)	817	347,691
		3,245,606
Health Care Distributors - 0.4%
Cardinal Health, Inc.	741	141,361
Cencora, Inc.	573	193,565
McKesson Corp.	388	314,800
		649,726
Health Care Equipment - 1.9%
Abbott Laboratories	5,573	688,934
Baxter International, Inc.	1,561	28,832
Becton Dickinson & Co.	944	168,702
Boston Scientific Corp. (a)	4,954	498,967
Dexcom, Inc. (a)	1,182	68,816
Edwards Lifesciences Corp. (a)	1,810	149,235
GE HealthCare Technologies, Inc.	1,436	107,628
Hologic, Inc. (a)	704	52,033
IDEXX Laboratories, Inc. (a)	232	146,046
Insulet Corp. (a)	210	65,732
Intuitive Surgical, Inc. (a)	1,165	622,436
Medtronic PLC	4,188	379,852
ResMed, Inc.	425	104,924

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Health Care Equipment - 1.9% (Continued)
Steris PLC	294	$69,296
Stryker Corp.	1,195	425,707
Zimmer Biomet Holdings, Inc.	565	56,816
		3,633,956
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	521	239,493

Health Care Services - 0.3%
Cigna Group	818	199,928
CVS Health Corp.	4,029	314,866
Labcorp Holdings, Inc.	250	63,490
Quest Diagnostics, Inc.	340	59,823
		638,107
Health Care Supplies - 0.0%(b)
Align Technology, Inc. (a)	167	23,026
Cooper Cos., Inc. (a)	565	39,499
		62,525
Health Care Technology - 0.1%
Veeva Systems, Inc. - Class A (a)	441	128,419

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	854	124,992
Danaher Corp.	2,065	444,760
Illumina, Inc. (a)	476	58,805
IQVIA Holdings, Inc. (a)	578	125,114
Mettler-Toledo International, Inc. (a)	62	87,810
Thermo Fisher Scientific, Inc.	1,203	682,570
Waters Corp. (a)	233	81,457
West Pharmaceutical Services, Inc.	249	70,235
		1,675,743
Managed Health Care - 0.7%
Centene Corp. (a)	1,678	59,351
Elevance Health, Inc.	701	222,357
Humana, Inc.	368	102,374
Molina Healthcare, Inc. (a)	129	19,745
UnitedHealth Group, Inc.	2,906	992,573
		1,396,400
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	6,677	307,609
Eli Lilly & Co.	2,808	2,422,911
Johnson & Johnson	7,979	1,506,994
Merck & Co., Inc.	8,344	717,417

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Pharmaceuticals - 2.9% (Continued)
Pfizer, Inc.	18,186	$448,285
Zoetis, Inc.	1,414	203,743
		5,606,959
Total Health Care		17,276,934

Industrials - 8.1%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (a)	230	168,413
Boeing Co. (a)	2,398	482,046
Curtiss-Wright Corp.	113	67,317
General Dynamics Corp.	862	297,304
General Electric Co.	3,433	1,060,625
HEICO Corp.	294	93,424
Howmet Aerospace, Inc.	1,264	260,321
L3Harris Technologies, Inc.	580	167,678
Lockheed Martin Corp.	752	369,894
Northrop Grumman Corp.	455	265,470
RTX Corp.	4,346	775,761
Textron, Inc.	507	40,971
TransDigm Group, Inc.	163	213,287
		4,262,511
Agricultural & Farm Machinery - 0.2%
Deere & Co.	801	369,766

Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	415	50,589
FedEx Corp.	699	177,420
United Parcel Service, Inc. - Class B	2,370	228,515
		456,524
Building Products - 0.4%
Carlisle Cos., Inc.	144	46,807
Carrier Global Corp.	2,527	150,331
Johnson Controls International PLC	2,089	238,961
Lennox International, Inc.	76	38,380
Trane Technologies PLC	707	317,196
		791,675
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	187	31,577
Old Dominion Freight Line, Inc.	514	72,176
XPO, Inc. (a)	351	50,498
		154,251
Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	104	100,420

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Construction & Engineering - 0.2% (Continued)
EMCOR Group, Inc.	129	$87,176
Quanta Services, Inc.	472	211,989
		399,585
Construction Machinery & Heavy Transportation Equipment - 0.7%
Caterpillar, Inc.	1,524	879,744
Cummins, Inc.	456	199,582
PACCAR, Inc.	1,542	151,733
Westinghouse Air Brake Technologies Corp.	529	108,149
		1,339,208
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	364	80,226
SS&C Technologies Holdings, Inc.	668	56,726
		136,952
Diversified Support Services - 0.2%
Cintas Corp.	1,054	193,167
Copart, Inc. (a)	2,737	117,718
		310,885
Electrical Components & Equipment - 0.7%
AMETEK, Inc.	705	142,488
Eaton Corp. PLC	1,241	473,516
Emerson Electric Co.	1,776	247,876
Hubbell, Inc.	155	72,850
Rockwell Automation, Inc.	356	131,136
Vertiv Holdings Co. - Class A	1,126	217,160
		1,285,026
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	612	127,443
Rollins, Inc.	847	48,796
Veralto Corp.	691	68,188
Waste Management, Inc.	1,238	247,315
		491,742
Heavy Electrical Equipment - 0.3%
GE Vernova, Inc.	867	507,316

Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	1,359	353,748
Paychex, Inc.	1,005	117,615
		471,363
Industrial Conglomerates - 0.4%
3M Co.	1,727	287,545
Honeywell International, Inc.	2,066	415,948
		703,493

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 0.6%
Dover Corp.	404	$73,310
Fortive Corp.	1,044	52,555
Graco, Inc.	477	39,004
IDEX Corp.	178	30,520
Illinois Tool Works, Inc.	925	225,626
Ingersoll Rand, Inc.	1,223	93,352
Otis Worldwide Corp.	1,249	115,857
Parker-Hannifin Corp.	415	320,724
Pentair PLC	480	51,048
Snap-on, Inc.	178	59,728
Xylem, Inc.	750	113,138
		1,174,862
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	2,054	117,859
Southwest Airlines Co.	1,721	52,146
United Airlines Holdings, Inc. (a)	1,015	95,451
		265,456
Passenger Ground Transportation - 0.3%
Uber Technologies, Inc. (a)	6,204	598,686

Rail Transportation - 0.4%
CSX Corp.	5,849	210,681
Norfolk Southern Corp.	697	197,516
Union Pacific Corp.	1,843	406,142
		814,339
Research & Consulting Services - 0.2%
Booz Allen Hamilton Holding Corp.	376	32,772
Equifax, Inc.	372	78,529
Jacobs Solutions, Inc.	380	59,208
Leidos Holdings, Inc.	389	74,093
TransUnion	553	44,892
Verisk Analytics, Inc.	422	92,317
		381,811
Trading Companies & Distributors - 0.3%
Fastenal Co.	3,516	144,683
Ferguson Enterprises, Inc.	592	147,112
United Rentals, Inc.	198	172,494
Watsco, Inc.	115	42,321
WW Grainger, Inc.	140	137,060
		643,670
Total Industrials		15,559,121

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Information Technology - 36.3%(c)
Application Software - 3.1%
Adobe, Inc. (a)	1,381	$469,968
AppLovin Corp. - Class A (a)	722	460,152
Atlassian Corp. - Class A (a)	462	78,272
Autodesk, Inc. (a)	680	204,911
Bentley Systems, Inc. - Class B	412	20,942
Cadence Design Systems, Inc. (a)	863	292,289
Datadog, Inc. - Class A (a)	1,024	166,717
Docusign, Inc. (a)	627	45,859
Dynatrace, Inc. (a)	872	44,097
Fair Isaac Corp. (a)	75	124,465
Guidewire Software, Inc. (a)	251	58,644
HubSpot, Inc. (a)	171	84,118
Intuit, Inc.	904	603,465
Nutanix, Inc. - Class A (a)	822	58,559
Palantir Technologies, Inc. - Class A (a)	7,042	1,411,710
PTC, Inc. (a)	371	73,658
Roper Technologies, Inc.	334	149,014
Salesforce, Inc.	3,080	802,063
Strategy, Inc. - Class A (a)	849	228,814
Synopsys, Inc. (a)	591	268,208
Tyler Technologies, Inc. (a)	125	59,533
Workday, Inc. - Class A (a)	681	163,386
Zoom Communications, Inc. - Class A (a)	801	69,871
		5,938,715
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	3,354	528,892
Cisco Systems, Inc.	13,381	978,285
F5, Inc. (a)	171	43,272
Motorola Solutions, Inc.	523	212,709
		1,763,158
Electronic Components - 0.4%
Amphenol Corp. - Class A	3,970	553,180
Corning, Inc.	2,695	240,071
		793,251
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	499	91,297
Teledyne Technologies, Inc. (a)	139	73,228
Trimble, Inc. (a)	759	60,530
Zebra Technologies Corp. - Class A (a)	178	47,927
		272,982

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Electronic Manufacturing Services - 0.2%
Jabil, Inc.	340	$75,102
TE Connectivity PLC	966	238,612
		313,714
Internet Services & Infrastructure - 0.5%
Cloudflare, Inc. - Class A (a)	962	243,675
CoreWeave, Inc. - Class A (a)	853	114,055
GoDaddy, Inc. - Class A (a)	423	56,314
MongoDB, Inc. (a)	236	84,917
Okta, Inc. (a)	526	48,145
Snowflake, Inc. - Class A (a)	1,028	282,577
Twilio, Inc. - Class A (a)	462	62,314
VeriSign, Inc.	279	66,904
		958,901
IT Consulting & Other Services - 0.9%
Accenture PLC - Class A	2,236	559,224
Cognizant Technology Solutions Corp. - Class A	1,487	108,372
Gartner, Inc. (a)	214	53,145
International Business Machines Corp.	3,108	955,430
		1,676,171
Semiconductor Materials & Equipment - 1.0%
Applied Materials, Inc.	2,683	625,407
KLA Corp.	420	507,671
Lam Research Corp.	4,235	666,843
Teradyne, Inc.	464	84,337
		1,884,258
Semiconductors - 13.6%
Advanced Micro Devices, Inc. (a)	5,162	1,322,091
Analog Devices, Inc.	1,582	370,394
Broadcom, Inc.	14,971	5,533,731
First Solar, Inc. (a)	374	99,836
Intel Corp. (a)	15,497	619,725
Marvell Technology, Inc.	2,747	257,504
Microchip Technology, Inc.	1,688	105,365
Micron Technology, Inc.	3,573	799,530
Monolithic Power Systems, Inc.	158	158,790
NVIDIA Corp.	77,633	15,719,906
ON Semiconductor Corp. (a)	1,344	67,307
QUALCOMM, Inc.	3,503	633,693
Texas Instruments, Inc.	2,915	470,656
		26,158,528
Systems Software - 8.3%
Crowdstrike Holdings, Inc. - Class A (a)	765	415,403
Fortinet, Inc. (a)	2,042	176,490

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Systems Software - 8.3% (Continued)
Gen Digital, Inc.	1,765	$46,525
Microsoft Corp.	24,387	12,627,832
Oracle Corp.	5,562	1,460,637
Palo Alto Networks, Inc. (a)	2,186	481,445
ServiceNow, Inc. (a)	677	622,352
Zscaler, Inc. (a)	290	96,031
		15,926,715
Technology Distributors - 0.0%(b)
CDW Corp.	403	64,226

Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	47,946	12,963,160
Dell Technologies, Inc. - Class C	1,022	165,574
Hewlett Packard Enterprise Co.	4,155	101,465
HP, Inc.	3,022	83,619
NetApp, Inc.	574	67,606
Pure Storage, Inc. - Class A (a)	891	87,942
Seagate Technology Holdings PLC	675	172,719
Super Micro Computer, Inc. (a)	1,581	82,149
Western Digital Corp.	1,084	162,827
		13,887,061
Total Information Technology		69,637,680

Materials - 1.6%
Commodity Chemicals - 0.1%
Dow, Inc.	2,551	60,841
LyondellBasell Industries NV - Class A	699	32,448
		93,289
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	204	125,072
Vulcan Materials Co.	392	113,484
		238,556
Copper - 0.1%
Freeport-McMoRan, Inc.	4,430	184,731

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	478	39,813
Corteva, Inc.	2,542	156,180
		195,993
Gold - 0.2%
Newmont Corp.	3,489	282,504

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Industrial Gases - 0.4%
Air Products and Chemicals, Inc.	704	$170,783
Linde PLC	1,457	609,463
		780,246
Metal, Glass & Plastic Containers - 0.0%(b)
Ball Corp.	847	39,809

Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	7,453	58,879
Avery Dennison Corp.	189	33,054
International Paper Co.	1,555	60,085
Packaging Corp. of America	296	57,945
Smurfit WestRock PLC	1,531	56,525
		266,488
Specialty Chemicals - 0.4%
DuPont de Nemours, Inc.	1,340	109,411
Ecolab, Inc.	779	199,735
International Flavors & Fragrances, Inc.	775	48,802
PPG Industries, Inc.	713	69,696
RPM International, Inc.	381	41,636
Sherwin-Williams Co.	760	262,154
Solstice Advanced Materials, Inc. (a)	517	23,279
		754,713
Steel - 0.1%
Nucor Corp.	682	102,334
Reliance, Inc.	179	50,555
Steel Dynamics, Inc.	413	64,759
		217,648
Total Materials		3,053,977

Real Estate - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	887	135,206
CoStar Group, Inc. (a)	1,226	84,361
Zillow Group, Inc. - Class C (a)	582	43,638
Total Real Estate		263,205

Utilities - 2.2%
Electric Utilities - 1.4%
Alliant Energy Corp.	767	51,251
American Electric Power Co., Inc.	1,580	190,011
Constellation Energy Corp.	956	360,412
Duke Energy Corp.	2,410	299,563
Edison International	1,151	63,742

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Electric Utilities - 1.4% (Continued)
Entergy Corp.	1,349	$129,625
Evergy, Inc.	681	52,308
Eversource Energy	1,108	81,781
Exelon Corp.	3,196	147,399
FirstEnergy Corp.	1,673	76,674
NextEra Energy, Inc.	6,399	520,879
NRG Energy, Inc.	539	92,632
PG&E Corp.	6,559	104,682
PPL Corp.	2,229	81,403
Southern Co.	3,496	328,764
Xcel Energy, Inc.	1,801	146,187
		2,727,313
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	460	78,991

Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	1,021	192,254

Multi-Utilities - 0.6%
Ameren Corp.	939	95,797
CenterPoint Energy, Inc.	2,021	77,283
CMS Energy Corp.	863	63,474
Consolidated Edison, Inc.	1,076	104,813
Dominion Energy, Inc.	2,578	151,303
DTE Energy Co.	697	94,471
NiSource, Inc.	1,431	60,259
Public Service Enterprise Group, Inc.	1,501	120,921
Sempra	2,017	185,443
WEC Energy Group, Inc.	1,071	119,663
		1,073,427
Water Utilities - 0.1%
American Water Works Co., Inc.	681	87,461
Total Utilities		4,159,446
TOTAL COMMON STOCKS (Cost $149,168,472)		188,421,791

REAL ESTATE INVESTMENT TRUSTS - 1.5%
Real Estate - 1.5%
Data Center REITs - 0.2%
Digital Realty Trust, Inc.	1,063	181,146
Equinix, Inc.	294	248,727
		429,873

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 1.5% (CONTINUED)	Shares	Value
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	485	$28,237
Ventas, Inc.	1,353	99,838
Welltower, Inc.	2,051	371,313
		499,388
Industrial REITs - 0.2%
Prologis, Inc.	2,830	351,175

Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	416	72,351
Equity Residential	1,133	67,345
Essex Property Trust, Inc.	186	46,829
Mid-America Apartment Communities, Inc.	355	45,522
UDR, Inc.	1,022	34,431
		266,478
Other Specialized REITs - 0.1%
Gaming and Leisure Properties, Inc.	783	34,969
Iron Mountain, Inc.	851	87,610
VICI Properties, Inc.	3,219	96,538
		219,117
Retail REITs - 0.2%
Realty Income Corp.	2,753	159,619
Simon Property Group, Inc.	1,008	177,166
		336,785
Self-Storage REITs - 0.1%
Extra Space Storage, Inc.	705	94,146
Public Storage	453	126,187
		220,333
Single-Family Residential REITs - 0.1%
Invitation Homes, Inc.	1,848	52,021
Sun Communities, Inc.	378	47,855
		99,876
Telecom Tower REITs - 0.2%
American Tower Corp.	1,426	255,225
Crown Castle, Inc.	1,349	121,707
SBA Communications Corp.	336	64,337
		441,269
Timber REITs - 0.0%(b)
Weyerhaeuser Co.	2,194	50,462
Total Real Estate		2,914,756
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,933,477)		2,914,756

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS	Shares	Value
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 4.03% (d)	680,959	$680,959
TOTAL MONEY MARKET FUNDS (Cost $680,959)		680,959

TOTAL INVESTMENTS - 100.0% (Cost $152,782,908)		$192,017,506
Other Assets in Excess of Liabilities - 0.0% (b)		59,865
TOTAL NET ASSETS - 100.0%		$192,077,371
Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

JLENS 500 JEWISH ADVOCACY U.S. ETF

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

JLens 500 Jewish Advocacy U.S. ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$188,421,791	$—	$—	$188,421,791
Real Estate Investment Trusts	2,914,756	—	—	2,914,756
Money Market Funds	680,959	—	—	680,959
Total Investments	$192,017,506	$—	$—	$192,017,506
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended October 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.